SUPPLEMENTAL CASH FLOW INFORMATION - Components of changes in Non-cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
SUPPLEMENTAL CASH FLOW INFORMATION
Accounts receivable and unbilled revenue, net	$ 60,602	$ 33,839	$ (35,427)
Gas in storage	3,185	(3,234)	(601)
Prepaid expenses and deposits	50,270	(89,087)	(128,911)
Provisions	6,145	(4,607)	4,309
Trade and other payables	(188,393)	106,271	174,958
Restricted cash	2,782
Adjustments required to reflect net cash receipts from gas sales	(265)	812	4,186
Increase (decrease) in working capital	$ (65,674)	$ 43,994	$ 18,514